As filed with the Securities and Exchange Commission on July 3, 2018
Securities Act File No. 333-224272

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2 ☒

The Hartford Mutual Funds II, Inc.
(Exact Name of Registrant as Specified in Charter)

690 Lee Road

Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

1-610-386-4068
(Registrant’s Area Code and Telephone Number)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC
690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

With copies to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 incorporates by reference Part A and Part B, including the Letter to Shareholders, as filed in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on May 14, 2018 (Accession No. 0001104659-18-033010) and is being filed to file the final tax opinion as Exhibit 12 to Item 16.

PART C

OTHER INFORMATION

Item 15. Indemnification

Article V, paragraph (f) of the Registrant’s Articles of Amendment and Restatement provides that the Registrant shall indemnify (i) its directors and officers to the full extent required or permitted by law and (ii) other employees and agents to such extent authorized by the Registrant’s board of directors or bylaws and as permitted by law; provided, however, that no such indemnification shall protect any director or officer of the Registrant against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i),or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.  The Registrant’s various agreements with its service providers provide for indemnification.

Item 16. Exhibits

1.(i)	Articles of Amendment and Restatement (incorporated by reference to Post-Effective Amendment No. 101 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2007)

1.(ii)	Articles Supplementary dated March 14, 2007 (incorporated by reference to Post-Effective Amendment No. 103 to Registration Statement on Form N-1A (File No. 002-11387) filed on May 30, 2007)

1.(iii)	Articles Supplementary dated July 9, 2010 (incorporated by reference to Post-Effective Amendment No. 111 to

Registration Statement on Form N-1A (File No. 002-11387) filed on December 15, 2010)

1.(iv)	Articles of Amendment dated February 25, 2011 (incorporated by reference to Post-Effective Amendment No. 115 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 30, 2011)

1.(v)	Articles Supplementary dated August 10, 2011(incorporated by reference to Post-Effective Amendment No. 115 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 30, 2011)

1.(vi)	Articles Supplementary dated October 27, 2014 (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 002-11387) filed on November 7, 2014)

1.(vii)	Articles Supplementary dated February 18, 2015 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)

1.(viii)	Articles of Amendment dated February 19, 2016 (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 29, 2016)

1.(ix)	Articles of Supplementary dated June 14, 2016 (incorporated by reference to Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

1.(x)	Certificate of Correction dated July 13, 2016 (incorporated by reference to Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

1.(xi)	Articles Supplementary dated February 23, 2017 (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2017)

1.(xii)	Articles Supplementary dated May 23, 2017 (incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 1, 2017)

1.(xiii)	Articles Supplementary dated August 4, 2017 (incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 1, 2017)

1.(xiv)	Articles of Amendment dated October 18, 2017 (incorporated by reference to Post-Effective Amendment No. 142 to Registration Statement on Form N-1A (File No. 002-11387) filed on October 31, 2017)

2.	Amended and Restated Bylaws (incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 1, 2017)

3.	Not Applicable

4.	Form of Agreement and Plan of Reorganization (incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-14 (File No. 333-224272) filed on May 14, 2018)

5.	Not Applicable

6.(i).a

Investment Management Agreement with Hartford Funds Management Company, LLC (incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement on Form N-1A (File No. 002-11387) filed on September 1, 2017)

6.(i).b

Schedule A and B to the Investment Management Agreement with Hartford Funds Management Company, LLC (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

6.(ii).a

Sub-Advisory Agreement with Schroder Investment Management North America Inc. (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

6.(ii).b

Sub-SubAdvisory Agreement with Schroder Investment Management North American Limited (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

7.(i).a	Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment

No. 125 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 27, 2014)

7.(i).b

Amendment No. 1 to Principal Underwriting Agreement dated November 22, 2013 (incorporated by reference to Post- Effective Amendment No. 122 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 19, 2013)

7.(i).c

Amendment Number 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 125 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 27, 2014)

7.(i).d

Amendment Number 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 125 to Registration Statement on Form N-1A (File No. 002-11387) filed on August 27, 2014)

7.(i).e

Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 002-11387) filed on November 7, 2014)

7.(i).f

Amendment Number 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 130 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 22, 2015)

7.(i).g

Amendment Number 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 29, 2016)

7.(i).h	Form of Amendment Number 7 to Principal Underwriting Agreement (incorporated by reference to Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

7.(i).g

Amendment Number 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2017)

7.(ii)	Form of Selling Agreement (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

8.	Not Applicable

9.

Custodian Agreement with State Street Bank and Trust Company dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)

10.(i)

Amended and Restated Rule 12b-1 Plan of Distribution dated February 28, 2017 (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

10.(ii)	Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

11.	Opinion and Consent of Counsel as to legality of the securities being registered (incorporated by reference to the Registration Statement on Form N-14 (File No. 333-224272) filed on April 13, 2018)

12.	Opinion and Consent of Dechert LLP as to tax matters (filed herewith)

13.(i).a.

Amended and Restated Transfer Agency and Service Agreement with Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

13.(i).b

Amended Number 1 to Restated Transfer Agency and Service Agreement with Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

13.(ii).a

Fund Accounting Agreement with Hartford Funds Management Company, LLC dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 27, 2015)

13.(ii).b	Amendment One to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 130 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 22, 2015)

13.(ii).c	Amendment Two to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 130 to Registration Statement on Form N-1A (File No. 002-11387) filed on December 22, 2015)

13.(ii).d	Amendment Three to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 29, 2016)

13.(ii).e	Form of Amendment Four to Fund Accounting Agreement (incorporated by reference to Registration Statement on Form N-14 (File No. 333-212807) filed on August 1, 2016)

13.(ii).f	Amendment Five to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2017)

13.(ii).g	Amendment Six to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2017)

13.(iii)

Form of Amended and Restated Expense Limitation Agreement (incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-14 (File No. 333-224272) filed on May 14, 2018)

13.(iv)

Form of Global Securities Lending Agency Agreement (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

14.

Consent of Independent Registered Public Accounting Firm (incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-14 (File No. 333-224272) filed on May 14, 2018)

15.	Not Applicable

16.	Power of Attorney dated February 7, 2018 (incorporated by reference to the Registration Statement on Form N-14 (File No. 333-224272) filed on April 13, 2018)

17.(i)

Code of Ethics of Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

17.(ii)

Code of Ethics of Schroder Investment Management North America Inc. (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

17.(iii)

Code of Ethics of Schroder Investment Management North America Limited (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

Item 17. Undertakings

1.                        The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.                        The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 3rd day of July 2018.

THE HARTFORD MUTUAL FUNDS II, INC.

By:	/s/ James E. Davey
James E. Davey
President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Director, President and Chief Executive Officer	July 3, 2018
James E. Davey

/s/ Amy N. Furlong	Treasurer	July 3, 2018
Amy N. Furlong	(Principal Financial Officer and Principal Accounting Officer)

*	Director	July 3, 2018
Hilary E. Ackermann

*	Director	July 3, 2018
Robin C. Beery

*	Director	July 3, 2018
Lynn S. Birdsong

*	Director	July 3, 2018
Christine R. Detrick

*	Director	July 3, 2018
Duane E. Hill

*	Chairman of the Board and Director	July 3, 2018
William P. Johnston

*	Director	July 3, 2018
Phillip O. Peterson

*	Director	July 3, 2018
Lemma W. Senbet

*	Director	July 3, 2018
David Sung

/s/ Thomas R. Phillips		July 3, 2018
* By Thomas R. Phillips
Attorney-in-fact
* Pursuant to Power of Attorney (previously filed)

EXHIBIT INDEX

Exhibit No.	Description
12.	Opinion and Consent of Dechert LLP as to tax matters